Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	R$ 2,571,069	R$ 2,158,773	R$ 1,650,176
Additions	1,081,441	1,040,337
Disposals		92,131
Cost
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	4,520,496	3,439,277	2,491,071
Cost	1,081,219	948,206
Accumulated Amortisation	(668,923)	(439,609)
Disposals	222
Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(1,949,427)	(1,280,504)	(840,895)
Disposals	(93)	(48,309)
Amortization	669,016	487,918
Expenditures related to software and technology
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	2,130,429	1,749,318	1,243,737
Additions	983,017	979,734
Disposals	222	91,770
Expenditures related to software and technology | Cost
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	3,887,300	2,904,505	2,016,541
Cost	982,795	887,964
Accumulated Amortisation	(601,684)	(382,383)
Expenditures related to software and technology | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(1,756,871)	(1,155,187)	(772,804)
Disposals	(93)	(47,975)
Amortization	601,777	430,358
Software licenses
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	183,438	159,398	143,725
Additions	78,465	60,603
Disposals	0	361
Software licenses | Cost
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	335,561	257,096	196,854
Cost	78,465	60,242
Accumulated Amortisation	(54,425)	(44,569)
Software licenses | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(152,123)	(97,698)	(53,129)
Disposals	0	(334)
Amortization	54,425	44,903
Goodwill
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	227,066	209,908	209,908
Additions	17,158	0
Disposals	0	0
Goodwill | Cost
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	227,066	209,908	209,908
Cost	17,158	0
Accumulated Amortisation	0	0
Goodwill | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	0	0	0
Disposals	0	0
Amortization	0	0
Other
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	30,136	40,149	52,806
Additions	2,801	0
Disposals	0	0
Other | Cost
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	70,569	67,768	67,768
Cost	2,801	0
Accumulated Amortisation	(12,814)	(12,657)
Other | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(40,433)	(27,619)	R$ (14,962)
Disposals	0	0
Amortization	R$ 12,814	R$ 12,657